Income Taxes - Aggregate Changes in Balance of Unrecognized Tax Benefits, Excluding Interest and Penalties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 7,555	$ 5,590	$ 3,658
Increases for tax positions related to the current year	2,130	1,013	1,815
Increases for tax positions related to prior years	2,166	1,702	1,135
Decreases for tax positions related to prior years	(556)	(369)	(739)
Reductions due to lapsed statute of limitations	(1,221)	(381)	(279)
Balance, end of year	$ 10,074	$ 7,555	$ 5,590